Trade receivables - Summary of Trade Receivables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Trade receivables
Trade receivables	¥ 210,205		¥ 133,657
Provision for impairment	(65,894)		(60,513)	¥ (19,017)	¥ (22,252)
Total	¥ 144,311	$ 19,858	¥ 73,144